SHAREHOLDERS’ EQUITY (Details Narrative)																			1 Months Ended		6 Months Ended
	Nov. 21, 2024 GBP (£)	Aug. 29, 2024 GBP (£)	Aug. 28, 2024 $ / shares shares	Aug. 15, 2024 GBP (£)	Aug. 13, 2024 £ / shares shares	Jul. 31, 2024	Jul. 17, 2024	May 06, 2024 USD ($) $ / shares shares	May 06, 2024 GBP (£) shares	Mar. 12, 2024 USD ($) shares	Mar. 12, 2024 GBP (£) shares	Mar. 11, 2024 USD ($) shares	Mar. 11, 2024 GBP (£) £ / shares shares	Dec. 15, 2023	Apr. 03, 2023 $ / shares	Mar. 27, 2023 USD ($) $ / shares shares	Mar. 27, 2023 GBP (£) shares	Feb. 10, 2022 shares	Jan. 31, 2024 £ / shares shares	Jan. 31, 2023 £ / shares shares	Jun. 30, 2024 GBP (£) £ / shares	Jun. 30, 2023 GBP (£) shares	Aug. 28, 2024 £ / shares	Aug. 12, 2024 $ / shares	Aug. 12, 2024 £ / shares	May 06, 2024 £ / shares shares	Dec. 31, 2023 GBP (£) £ / shares	Dec. 21, 2023 £ / shares	Apr. 03, 2023 GBP (£) shares	Aug. 25, 2020 £ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Payment for common stock | £																					£ 397,398						£ 397,398
Share price | £ / shares																														£ 215.00
Warrants issued to subscribe shares																													200,000
Warrant exercise price | $ / shares															$ 1,000
Warrant term																													5 years
Debt redemption description															the Company agreed with the loan note holder to extend the Redemption Date (as defined in the Loan Note) to January 15, 2024 and amend the Conversion Price (as defined in the Loan Note) of the outstanding loan notes to be the lesser of $1.00 or the lowest closing price of the Ordinary Shares during the 10 day period prior to the date the Noteholder delivers a notice of conversion to the Company, not to be lower than $0.20
Ordinary shares, par value | (per share)															$ 0.30						£ 0.0001						£ 0.0001
Fair value of additional securities | £																													£ 37,000
Share-Based Payment Arrangement, Expense | £																					£ 908,613	£ 142,321
Gross cash proceeds from warrant exercises | £																					986,772
Proceeds from Issuance of Warrants | £																						£ 2,893,618
American depositary shares ratio description														On December 15, 2023, the Company changed its ratio of ADSs ordinary shares from one ADS representing one ordinary share to one ADS representing 20 ordinary shares
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross cash proceeds from warrant exercises | £	£ 1,100,000
American depositary shares ratio description						On July 31, 2024, the Company changed its ratio of its ADSs to ordinary shares from one ADS representing 20 ordinary shares to one ADS representing 200 ordinary shares	On July 17, 2024, our Board of Directors approved the change in the ratio of ADSs evidencing ordinary shares from one (1) ADS representing twenty (20) ordinary share to one (1) ADS representing two hundred (200) ordinary shares, which will result in a one for 10 reverse split of
H.C. Wainwright & Co., LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:CashFeePercent-0]								7.50%																		7.50%
[custom:ManagementFeePercent-0]								1.00%																		1.00%
Legal Fees | $								$ 50,000
[custom:NonAccountableExpense] | $								35,000
[custom:ClearingFees] | $								$ 15,950
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Payment Arrangement, Expense | £																					£ 31,667
Consultant [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease), Weighted Average Exercise Price | £ / shares													£ 0.0001
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Converted amount												$ 24,760	£ 19,765
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from Issuance or Sale of Equity																$ 4,900,000	£ 4,000,000.0
Payments of Stock Issuance Costs | £																	£ 500,000
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price | (per share)			$ 1.00																				£ 0.76	$ 1.00	£ 0.78
Proceeds from Issuance or Sale of Equity | £		£ 6,000,000.0		£ 2,000,000.0
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | £ / shares																					£ 215.00
Common Class A [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction																		24,692
Sale of Stock, Consideration Received on Transaction | £																					£ 3,800,000
Deferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Payment for common stock | £																					£ 100,000,000
American Depositary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares										62,375	62,375								139,800	6,575
Warrants issued																						2,599
American Depositary Shares [Member] | H.C. Wainwright & Co., LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued to subscribe shares								13,125																		13,125
American Depositary Shares [Member] | Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares												12,107	12,107
American Depositary Shares [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares												2,381	2,381
American Depositary Shares [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares																1,075	1,075
American Depositary Shares [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares					23,950
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares										12,475,000	12,475,000								27,960,000	1,315,000		4,849,340
Share issued price per share | £ / shares																				£ 0.0001
Ordinary shares, par value | £ / shares																			£ 0.0001
Gross cash proceeds from warrant exercises										$ 1,263,000	£ 986,772
Common Stock [Member] | Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | £ / shares													£ 0.0001
Stock Issued During Period, Shares, Issued for Services												2,421,400	2,421,400
Common Stock [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | £ / shares													£ 0.0001
Stock Issued During Period, Shares, Issued for Services												476,153	476,153
Common Stock [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares																215,000	215,000
Common Stock [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares			10,711,600		4,790,000
Ordinary shares, par value | £ / shares					£ 0.0001																		0.0001
Prefunded Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price per share | £ / shares																			£ 0.0001	£ 0.0001
Prefunded Warrant [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price per share | $ / shares																$ 319.80
Warrants issued to subscribe shares																16,112
Prefunded Warrant [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price per share | £ / shares					0.999																		0.999
Warrant exercise price | £ / shares					0.001																		0.001
Series C Ordinary Warrant [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued to subscribe shares																17,187
Warrant term																5 years
Placement Agent Warrants [Member] | H.C. Wainwright & Co., LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued to subscribe shares								2,625,020																		2,625,020
Warrant exercise price | £ / shares																										£ 22.31
Placement Agent Warrants [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued to subscribe shares																1,289
Warrant exercise price | $ / shares																$ 320
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued to subscribe shares																14,000
Warrant exercise price | $ / shares																$ 1,000
Warrant exercise price decrease | $ / shares																$ 350
Warrant [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price per share | £ / shares					£ 1.00																		£ 1.00
Warrant term			1 year		1 year																		1 year
Series E Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of ordinary shares								200	200
Warrants issued to subscribe shares								175,000																		175,000
Warrant exercise price | (per share)								$ 1.25																		£ 0.99625		£ 17.85
Proceeds from Issuance of Warrants | £									£ 3,100,000
Series F Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued to subscribe shares								70,000,000																		70,000,000
New Warrants ADS [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued to subscribe shares								350,000																		350,000